Premiums and Accounts Receivable	12 Months Ended
Dec. 31, 2013
Premiums and Accounts Receivable
Premiums and Accounts Receivable

6.                            Premiums and Accounts Receivable

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

	As of December 31,
	2013	2012
Insurance premiums receivable	$58,872	$57,685
Other receivables	16,916	15,560
Allowance for uncollectible amounts	(4,484)	(4,546)
Total	$71,304	$68,699